Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Net Revenue from sales	R$ 30,064,020	R$ 25,436,417	R$ 22,968,885
Cost of sales	(19,124,901)	(17,263,264)	(16,105,657)
Gross profit	10,939,119	8,173,153	6,863,228
Operating income (expenses)	(5,224,682)	(4,631,236)	83,332
Selling expenses	(2,004,417)	(2,342,805)	(2,263,688)
General and administrative expenses	(504,458)	(511,065)	(494,023)
Equity in results of affiliated companies	71,755	125,715	135,706
Other operating income	482,494	503,770	4,036,043
Other operating expenses	(3,270,056)	(2,406,851)	(1,330,706)
Income before financial results and income taxes	5,714,437	3,541,917	6,946,560
Financial income	1,802,728	379,042	1,310,514
Financial expenses	(2,599,039)	(2,510,226)	(2,806,157)
Income before income taxes	4,918,126	1,410,733	5,450,917
Income tax and social contribution	(625,508)	833,778	(250,334)
Net income for the year	4,292,618	2,244,511	5,200,583
Net income for the year attributed to:
Controlling interests	3,794,295	1,789,067	5,074,136
Non-controlling interests	R$ 498,323	R$ 455,444	R$ 126,447
Earnings (loss) per common share - (reais/share)
Basic (reais/share)	R$ 2.74926	R$ 1.29632	R$ 3.69498
Diluted (reais/share)	R$ 2.74926	R$ 1.29632	R$ 3.69498